FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 87.7	$ 89.1
Commitments with variable rates	56.5	56.6
Commitments with fixed rates	31.2	32.5
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 4.3	$ 3.8